Employee Stock Ownership Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Service_hour	Dec. 31, 2011	Dec. 31, 2010
Employee Stock Ownership Plan [Abstract]
Minimum employee age	21 years
Minimum employee tenure	12 months
Minimum service hour required for employee stock option plan (in hours)	1,000
Borrowings under stock ownership plan	$ 8,500,000
Amount of share released	one-tenth
Tenure of shares earned	10 years
Compensation expense attributed to the ESOP	306,000	202,000	264,000
Aggregate activity of unearned ESOP shares [Abstract]
Beginning ESOP shares (in shares)	228,453	304,605
Shares committed to be released (in shares)	(76,151)	(76,152)
Unreleased shares (in shares)	152,302	228,453
Fair value of unreleased shares	$ 1,188,000	$ 432,000